Leases - Right-of-use assets (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases
Right-of-use assets at beginning of period	€ 975
Depreciation	(225)
Right-of-use assets at end of period	912
Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	975
Net additions	194
Right-of-use assets at end of period	1,169
Accumulated depreciation, amortization and impairment
Leases
Impairment charges	(32)
Depreciation	(225)
Right-of-use assets at end of period	(257)
Buildings
Leases
Right-of-use assets at beginning of period	898
Right-of-use assets at end of period	839
Buildings | Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	898
Net additions	150
Right-of-use assets at end of period	1,048
Buildings | Accumulated depreciation, amortization and impairment
Leases
Impairment charges	(32)
Depreciation	(177)
Right-of-use assets at end of period	(209)
Other
Leases
Right-of-use assets at beginning of period	77
Right-of-use assets at end of period	73
Other | Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	77
Net additions	44
Right-of-use assets at end of period	121
Other | Accumulated depreciation, amortization and impairment
Leases
Depreciation	(48)
Right-of-use assets at end of period	€ (48)